S000094759 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
First Sentier Global Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	5.58%	3.22%	(4.11%)	12.91%	(3.31%)	26.59%	(7.17%)

[1]	The Global Listed Predecessor Fund’s fiscal year end is October 31. The Fund’s fiscal year end is March 31. The Global Listed Predecessor Fund’s year‑to‑date returns as of July 31, 2025 (the most recent quarter end) was 13.46%.